Note 10 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 23, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Warrant Exercises			$ 3,547,894	$ 131	$ 236
Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)		5,555,554
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)		$ 1.36
Proceeds from Warrant Exercises		$ 7,600,000
Subsequent Event [Member] | Inducement Award Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	715,000
Subsequent Event [Member] | Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)		5,555,554
Class of Warrant or Right, Exercised During Period, Exercise Price (in dollars per share)		$ 1.36
Proceeds from Warrant Exercises		$ 7,600,000